Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash	$ 10,911	$ 76,241	$ 247,222
Accounts receivable, net of allowance for doubtful accounts			20,861
Inventory, net	31,977	44,686	133,222
Prepaid expenses and other current assets	36,559	56,719	55,210
Contingent sale consideration receivable, current portion	1,463,518	1,463,518	199,645
Total Current Assets	1,542,965	1,641,164	656,160
Property and equipment, net of accumulated depreciation	101,159	176,576	290,755
Intangible assets, net of accumulated amortization of $-0- and $258,690 as of December 31, 2024 and 2023, respectively			883,848
Right of use lease assets	120,433	361,109	935,812
Deposits, long term portion		44,140	50,047
Contingent sale consideration receivable, long term portion			1,463,518
Total Assets	1,764,557	2,222,989	4,280,140
Current Liabilities
Accounts payable, accrued expenses and other current liabilities	785,982	765,312	614,178
Contract liabilities	47,735	232,545	271,774
Lease liability, current portion	116,762	208,549	326,033
Derivative financial instruments	75,732
Notes payable, current portion, net of unamortized original issue discount	293,937	127,095	584,323
Indemnification liability	143,974	143,974	143,974
Current liabilities held for sale	64,107
Total Current Liabilities	6,744,301	4,689,996	2,412,024
Long-Term Liabilities
Lease liability, long term portion	3,671	153,592	613,386
Government and other notes payable, long term portion	450,000	508,610	450,000
Total Liabilities	7,197,972	5,352,198	3,475,410
Commitments and contingencies
Shareholders’ Equity (Deficit)
Common stock, value	285	282	276
Preferred stock, value	2,750	2,750	2,750
Common stock issuable	85,498	161,632	281,682
Additional paid-in capital	45,246,444	44,870,742	42,553,158
Accumulated deficit	(50,768,392)	(48,164,615)	(42,033,136)
Total Shareholders’ Deficit	(5,433,415)	(3,129,209)	804,730
Total Liabilities and Shareholders’ Deficit	1,764,557	2,222,989	4,280,140
Related Party
Current Liabilities
Notes payable and other amounts due to related party, net of unamortized original issue discount	$ 5,216,072	$ 3,212,521	$ 471,742